JPMorgan U.S. Quality Factor ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%
Aerospace & Defense — 0.7%
Lockheed Martin Corp.	11,882	5,504,455
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	12,188	1,318,132
United Parcel Service, Inc., Class B	3,081	570,694
		1,888,826
Airlines — 0.2%
Copa Holdings SA, Class A (Panama) * (a)	14,969	1,378,346
Auto Components — 0.1%
Gentex Corp.	40,644	1,199,404
Banks — 0.4%
Bank of Hawaii Corp. (a)	11,231	859,059
Commerce Bancshares, Inc.	26,278	1,749,064
US Bancorp	17,719	882,406
		3,490,529
Beverages — 0.8%
Brown-Forman Corp., Class B (a)	26,296	1,750,788
Coca-Cola Co. (The)	69,684	4,273,023
		6,023,811
Biotechnology — 4.6%
AbbVie, Inc.	73,065	10,795,354
Amgen, Inc.	24,724	6,240,337
Biogen, Inc. *	7,565	2,200,658
Gilead Sciences, Inc.	58,105	4,877,334
Moderna, Inc. *	19,528	3,438,100
Regeneron Pharmaceuticals, Inc. *	4,644	3,522,335
Vertex Pharmaceuticals, Inc. *	14,153	4,572,834
		35,646,952
Building Products — 0.3%
A O Smith Corp.	17,345	1,174,257
Allegion plc	12,335	1,449,979
		2,624,236
Capital Markets — 3.5%
BlackRock, Inc.	6,525	4,953,845
FactSet Research Systems, Inc.	4,704	1,989,510
Intercontinental Exchange, Inc.	25,622	2,755,646
MarketAxess Holdings, Inc.	2,679	974,754
Moody's Corp.	11,137	3,594,467
Morningstar, Inc.	1,501	364,563
Nasdaq, Inc.	35,698	2,148,663
S&P Global, Inc.	16,503	6,187,635
SEI Investments Co.	28,496	1,779,005
T. Rowe Price Group, Inc.	15,405	1,794,220
Virtu Financial, Inc., Class A	35,308	681,797
		27,224,105

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — 1.0%
CF Industries Holdings, Inc.	22,242	1,883,897
Linde plc (United Kingdom)	19,090	6,317,645
		8,201,542
Commercial Services & Supplies — 1.9%
Cintas Corp.	6,632	2,942,884
Clean Harbors, Inc. *	10,139	1,321,112
Copart, Inc. *	39,129	2,606,383
Republic Services, Inc.	18,793	2,345,742
Rollins, Inc.	47,085	1,713,894
Waste Management, Inc.	24,573	3,802,180
		14,732,195
Communications Equipment — 1.5%
Cisco Systems, Inc.	164,377	8,000,229
F5, Inc. *	7,176	1,059,608
Motorola Solutions, Inc.	5,277	1,356,242
Ubiquiti, Inc.	4,315	1,260,670
		11,676,749
Construction Materials — 0.1%
Eagle Materials, Inc.	3,735	545,609
Distributors — 0.3%
Genuine Parts Co.	13,599	2,282,184
Diversified Consumer Services — 0.4%
Grand Canyon Education, Inc. *	15,329	1,786,748
H&R Block, Inc.	39,547	1,541,542
		3,328,290
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B *	46,708	14,550,476
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	111,977	2,280,971
Verizon Communications, Inc.	143,907	5,982,214
		8,263,185
Electric Utilities — 1.4%
Evergy, Inc.	15,796	989,620
Hawaiian Electric Industries, Inc.	20,530	867,803
IDACORP, Inc.	11,236	1,188,881
NextEra Energy, Inc.	70,894	5,290,819
NRG Energy, Inc.	44,665	1,528,436
OGE Energy Corp.	24,136	949,028
		10,814,587
Electrical Equipment — 0.1%
Acuity Brands, Inc.	3,453	650,960
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	17,386	1,386,881
Corning, Inc.	31,473	1,089,281

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
IPG Photonics Corp. *	7,959	892,204
Keysight Technologies, Inc. *	15,344	2,751,946
		6,120,312
Entertainment — 1.3%
Activision Blizzard, Inc.	44,825	3,432,250
Electronic Arts, Inc.	20,315	2,614,134
Live Nation Entertainment, Inc. *	21,399	1,722,406
Madison Square Garden Sports Corp.	2,390	434,598
World Wrestling Entertainment, Inc., Class A (a)	21,170	1,791,405
		9,994,793
Equity Real Estate Investment Trusts (REITs) — 2.7%
Camden Property Trust	10,039	1,236,905
Crown Castle, Inc.	12,460	1,845,451
Equity LifeStyle Properties, Inc.	20,695	1,485,487
Equity Residential	13,330	848,454
Extra Space Storage, Inc.	12,169	1,920,633
Gaming and Leisure Properties, Inc.	14,385	770,461
Host Hotels & Resorts, Inc.	87,236	1,644,399
Lamar Advertising Co., Class A	18,336	1,953,517
Life Storage, Inc.	8,842	955,290
Public Storage	9,634	2,932,011
Rayonier, Inc.	23,938	871,104
Simon Property Group, Inc.	18,445	2,369,445
Weyerhaeuser Co.	75,555	2,601,359
		21,434,516
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	19,757	10,098,593
Food Products — 0.4%
General Mills, Inc.	8,554	670,291
Hershey Co. (The)	9,756	2,191,198
		2,861,489
Gas Utilities — 0.3%
National Fuel Gas Co.	27,554	1,599,785
UGI Corp.	18,326	729,925
		2,329,710
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	50,362	5,567,519
Edwards Lifesciences Corp. *	37,336	2,863,671
Enovis Corp. *	7,095	446,630
Hologic, Inc. *	24,620	2,003,329
IDEXX Laboratories, Inc. *	5,856	2,813,808
QuidelOrtho Corp. *	8,032	687,620
ResMed, Inc.	67	15,301
		14,397,878

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — 0.9%
Chemed Corp.	3,505	1,770,516
DaVita, Inc. *	13,760	1,133,686
McKesson Corp.	9,129	3,456,970
Premier, Inc., Class A	10,820	360,955
		6,722,127
Hotels, Restaurants & Leisure — 4.3%
Airbnb, Inc., Class A *	11,822	1,313,542
Booking Holdings, Inc. *	2,210	5,379,361
Boyd Gaming Corp.	16,754	1,043,942
Choice Hotels International, Inc.	13,964	1,716,036
Expedia Group, Inc. *	20,257	2,315,375
Marriott International, Inc., Class A	19,222	3,348,088
McDonald's Corp.	32,241	8,621,243
Starbucks Corp.	57,074	6,229,056
Wyndham Hotels & Resorts, Inc.	11,786	913,533
Yum! Brands, Inc.	22,654	2,956,574
		33,836,750
Household Durables — 0.3%
NVR, Inc. *	432	2,276,640
Household Products — 2.6%
Church & Dwight Co., Inc.	14,269	1,153,791
Clorox Co. (The)	11,579	1,675,366
Colgate-Palmolive Co.	48,023	3,579,154
Kimberly-Clark Corp.	7,704	1,001,597
Procter & Gamble Co. (The)	92,177	13,124,161
		20,534,069
Industrial Conglomerates — 0.5%
3M Co.	28,846	3,319,598
Honeywell International, Inc.	3,521	734,058
		4,053,656
Insurance — 5.0%
Aflac, Inc.	44,792	3,292,212
Aon plc, Class A	12,767	4,068,588
Arch Capital Group Ltd. *	37,600	2,419,560
Arthur J Gallagher & Co.	15,615	3,056,168
Brown & Brown, Inc.	31,595	1,850,203
Chubb Ltd.	15,744	3,581,603
Erie Indemnity Co., Class A (a)	6,275	1,533,296
Fidelity National Financial, Inc.	31,018	1,365,722
Globe Life, Inc.	15,543	1,878,371
Hanover Insurance Group, Inc. (The)	3,411	459,052
Marsh & McLennan Cos., Inc.	27,529	4,815,097
Principal Financial Group, Inc.	23,423	2,167,799
Progressive Corp. (The)	26,582	3,624,456

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Travelers Cos., Inc. (The)	16,956	3,240,631
WR Berkley Corp.	28,514	1,999,972
		39,352,730
Interactive Media & Services — 4.0%
Alphabet, Inc., Class A *	155,429	15,362,602
Meta Platforms, Inc., Class A *	96,882	14,432,512
Pinterest, Inc., Class A *	47,289	1,243,228
		31,038,342
IT Services — 8.7%
Accenture plc, Class A	27,147	7,575,370
Akamai Technologies, Inc. *	22,383	1,990,968
Amdocs Ltd.	21,799	2,003,982
Automatic Data Processing, Inc.	20,642	4,661,170
Broadridge Financial Solutions, Inc.	14,833	2,230,290
Cognizant Technology Solutions Corp., Class A	44,350	2,960,363
Gartner, Inc. *	7,345	2,483,638
International Business Machines Corp.	36,624	4,934,352
Jack Henry & Associates, Inc.	8,628	1,553,817
Mastercard, Inc., Class A	36,207	13,418,314
Paychex, Inc.	23,190	2,686,793
SS&C Technologies Holdings, Inc.	18,775	1,133,071
VeriSign, Inc. *	11,243	2,451,536
Visa, Inc., Class A (a)	68,827	15,844,664
Western Union Co. (The)	122,241	1,732,155
		67,660,483
Life Sciences Tools & Services — 0.6%
Bio-Techne Corp.	5,043	401,725
Mettler-Toledo International, Inc. *	1,884	2,888,021
Waters Corp. *	5,510	1,810,476
		5,100,222
Machinery — 1.8%
Allison Transmission Holdings, Inc.	23,725	1,069,523
Donaldson Co., Inc. (a)	23,443	1,461,671
Graco, Inc.	26,348	1,800,095
IDEX Corp.	9,347	2,240,289
Illinois Tool Works, Inc.	17,931	4,232,433
Lincoln Electric Holdings, Inc.	12,183	2,032,977
Nordson Corp.	4,505	1,096,067
		13,933,055
Media — 0.9%
Charter Communications, Inc., Class A *	2,151	826,651
Interpublic Group of Cos., Inc. (The)	61,200	2,231,352
Omnicom Group, Inc.	27,613	2,374,442
Sirius XM Holdings, Inc. (a)	277,230	1,605,161
		7,037,606

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — 1.0%
Freeport-McMoRan, Inc.	91,812	4,096,651
Newmont Corp.	32,756	1,733,775
Southern Copper Corp. (Mexico)	27,717	2,084,596
SSR Mining, Inc. (Canada)	9,353	158,440
		8,073,462
Multiline Retail — 0.4%
Dollar General Corp.	13,589	3,174,390
Multi-Utilities — 0.3%
WEC Energy Group, Inc.	26,171	2,459,812
Oil, Gas & Consumable Fuels — 5.1%
Antero Midstream Corp.	89,148	971,713
APA Corp.	42,568	1,887,040
Chevron Corp.	54,521	9,487,744
Coterra Energy, Inc.	74,798	1,872,194
Devon Energy Corp.	36,755	2,324,386
EOG Resources, Inc.	31,438	4,157,676
Exxon Mobil Corp.	118,042	13,694,052
PDC Energy, Inc.	21,577	1,461,410
Pioneer Natural Resources Co.	10,649	2,452,997
Texas Pacific Land Corp. (a)	770	1,536,805
		39,846,017
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	9,566	651,349
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	13,882	3,846,425
Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	55,374	4,022,921
Eli Lilly & Co.	31,122	10,710,636
Johnson & Johnson	78,058	12,756,239
Merck & Co., Inc.	105,298	11,310,058
Pfizer, Inc.	215,410	9,512,506
Zoetis, Inc.	23,304	3,856,579
		52,168,939
Professional Services — 0.5%
Robert Half International, Inc.	16,461	1,382,066
Verisk Analytics, Inc.	12,080	2,196,023
		3,578,089
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	30,435	2,602,497
Zillow Group, Inc., Class C * (a)	46,162	2,040,822
		4,643,319

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Road & Rail — 0.9%
Landstar System, Inc.	7,207	1,245,586
Union Pacific Corp.	30,366	6,200,433
		7,446,019
Semiconductors & Semiconductor Equipment — 7.6%
Analog Devices, Inc.	28,465	4,880,893
Applied Materials, Inc.	46,774	5,214,833
Broadcom, Inc.	17,694	10,351,167
GLOBALFOUNDRIES, Inc. * (a)	27,161	1,610,104
KLA Corp.	9,323	3,659,091
Lattice Semiconductor Corp. *	18,713	1,418,258
Microchip Technology, Inc.	40,247	3,123,972
Micron Technology, Inc.	52,006	3,135,962
NVIDIA Corp.	66,964	13,082,757
Qorvo, Inc. *	13,718	1,490,598
Skyworks Solutions, Inc.	12,012	1,317,356
Teradyne, Inc.	22,661	2,304,624
Texas Instruments, Inc.	42,867	7,596,461
		59,186,076
Software — 9.0%
Adobe, Inc. *	21,953	8,130,074
Aspen Technology, Inc. *	4,546	903,518
Autodesk, Inc. *	15,981	3,438,472
Cadence Design Systems, Inc. *	19,293	3,527,339
Crowdstrike Holdings, Inc., Class A *	11,880	1,258,092
DocuSign, Inc. *	34,111	2,068,491
Dolby Laboratories, Inc., Class A	21,769	1,731,942
Dropbox, Inc., Class A *	77,641	1,803,577
Dynatrace, Inc. *	47,305	1,817,931
Fortinet, Inc. *	53,148	2,781,766
Intuit, Inc.	12,793	5,407,217
Manhattan Associates, Inc. *	14,633	1,907,558
Microsoft Corp.	61,196	15,164,981
Palo Alto Networks, Inc. *	20,006	3,173,752
Paycom Software, Inc. *	6,051	1,960,161
Roper Technologies, Inc.	5,425	2,315,119
ServiceNow, Inc. *	11,247	5,118,847
Synopsys, Inc. *	10,151	3,590,916
Teradata Corp. *	48,632	1,696,284
VMware, Inc., Class A *	20,700	2,535,129
		70,331,166
Specialty Retail — 3.3%
AutoZone, Inc. *	1,301	3,172,944
Home Depot, Inc. (The)	38,664	12,533,709
Lowe's Cos., Inc.	927	193,048
O'Reilly Automotive, Inc. *	4,139	3,279,536
Tractor Supply Co.	4,407	1,004,752

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Ulta Beauty, Inc. *	5,233	2,689,553
Victoria's Secret & Co. * (a)	21,139	891,009
Williams-Sonoma, Inc. (a)	12,439	1,678,518
		25,443,069
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	105,605	15,237,746
NetApp, Inc.	18,093	1,198,299
Pure Storage, Inc., Class A *	63,104	1,826,230
		18,262,275
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	23,741	3,022,942
Tapestry, Inc.	49,300	2,246,601
		5,269,543
Tobacco — 1.5%
Altria Group, Inc.	95,097	4,283,169
Philip Morris International, Inc.	71,374	7,440,026
		11,723,195
Trading Companies & Distributors — 0.6%
Fastenal Co.	11,052	558,679
Watsco, Inc. (a)	5,738	1,648,929
WW Grainger, Inc.	4,242	2,500,574
		4,708,182
Total Common Stocks (Cost $752,931,601)		779,620,739
Short-Term Investments — 3.6%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c) (Cost $847,016)	847,016	847,016
Investment of Cash Collateral from Securities Loaned — 3.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (b) (c)	22,496,825	22,505,824

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (b) (c)	4,820,322	4,820,322
Total Investment of Cash Collateral from Securities Loaned (Cost $27,322,945)		27,326,146
Total Short-Term Investments (Cost $28,169,961)		28,173,162
Total Investments — 103.4% (Cost $781,101,562)		807,793,901
Liabilities in Excess of Other Assets — (3.4)%		(26,611,558)
NET ASSETS — 100.0%		781,182,343

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $27,046,081.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2023.
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	5	03/17/2023	USD	1,022,625	43,764

Abbreviations
USD	United States Dollar

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$807,793,901	$—	$—	$807,793,901
Appreciation in Other Financial Instruments
Futures Contracts (a)	$43,764	$—	$—	$43,764

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	$16,497,925	$24,000,000	$18,000,000	$4,898	$3,001	$22,505,824	22,496,825	$208,261	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	3,688,865	45,589,627	44,458,170	—	—	4,820,322	4,820,322	42,653	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	785,535	5,021,218	4,959,737	—	—	847,016	847,016	12,843	—
Total	$20,972,325	$74,610,845	$67,417,907	$4,898	$3,001	$28,173,162		$263,757	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.